Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002017636
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	CCS IX PORTFOLIO HOLDINGS, LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56718
Entity Tax Identification Number	99-2441832
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true